Basis of preparation (Q2) (Tables)	6 Months Ended
Jan. 31, 2025
Basis of preparation [Abstract]
Subsidiaries
As of January 31, 2025, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Devv Holdings	Vancouver, British Columbia	100%
Devvstream, Inc. (“DESG”)	Delaware, USA	100%
DevvESG Streaming Finco Ltd (“Finco”)	British Columbia, Canada	100%